Movements in Equity - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retained earnings and other reserves	£ 8,548	£ 5,811	£ 10,407
Other reserves	1,309	1,448
Non distributable merger and pre merger reserves
Other reserves	1,849	1,849	1,849
Capital redemption reserve
Other reserves	280	280	280
Associates and joint ventures
Retained earnings and other reserves	£ 451	£ 463	£ 476